10-Q Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	Jul. 17, 2024	Mar. 21, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Sale of stock, number of shares issued (in shares)		15,409,102
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Sale of stock, consideration received		$ 53.5
Subsequent Event
Subsequent Event [Line Items]
Sale of stock, number of shares issued (in shares)	1,578,947	15,409,184
Common stock, par value (in dollars per share)	$ 0.00001
Sale of stock, consideration received	$ 30.0	$ 53.5
Sale of stock, price per share (in dollars per share)	$ 19.00